Summary of Significant Accounting Policies (Policies) - EBP Salaried DPS Plan	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	Basis of Presentation The financial statements are prepared using the accrual basis of accounting.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Plan’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein in the financial statements and related disclosures. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties
The Plan has diversified investment options in investment securities, including the Altria Stock Investment Option. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk and overall market volatility. The financial markets, both domestically and internationally, can experience significant volatility on a daily basis that affects the valuation of investments. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect participant account balances and the amounts reported in the financial statements. A significant portion of the assets of the Master Trust, and Master Trust B prior to the Transition Date, is invested in Altria Stock, which could be subject to significant market fluctuations. For further discussion of investment options, see Note 1. Description of the Plan.

Interest in Master Trusts	Interest in Master Trusts The Plan’s interest in the Master Trusts and share of investment activities are based upon the total of the participants’ Plan accounts.
Valuation of the Master Trusts’ Investments and Income Recognition
Valuation of the Master Trusts’ Investments and Income Recognition
The Master Trusts’ investment assets are reported at fair value except for fully benefit-responsive investment contracts, which are reported at contract value. Fair value is defined as the exchange price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 5. Fair Value Measurements for further discussion of fair value measurements. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount participants generally receive if they were to initiate permitted transactions under the terms of the Plan. See Note 3. Master Trust Investments for further discussion of fully benefit-responsive investment contracts.
Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date; interest income is recorded as earned on an accrual basis. In accordance with the policy of stating investments at fair value, the net appreciation (depreciation) in the fair value of investments reflects both realized gains or losses and the change in the unrealized appreciation (depreciation) of investments held at year-end. Realized gains or losses from security transactions are reported on the average cost method.

Withdrawals and Distributions	Withdrawals and Distributions Withdrawals and distributions are recorded when paid.
Expenses
Expenses
Investment management fees, fund manager administrative fees, brokerage commissions (excluding those for the Altria Stock held in the Master Trust), trustee fees and other investment related expenses are part of the total operating expenses of an investment option, and are charged against the net asset value of the specific investment option and reduce investment return.
Plan administrative fees such as participant recordkeeping, communications, audit and certain legal fees are paid by the Master Trusts and evenly distributed to all participant accounts.
Individual participant transaction fees (including fees associated with the trading of Altria Stock), managed account fees, and short-term redemption fees for sales of an investment option within a specified period of time after purchase are paid by the Master Trusts and are charged solely to the accounts of the participant who initiated the transaction or service.